Credit From Banking Institutions	12 Months Ended
Dec. 31, 2011
Credit From Banking Institutions [Abstract]
Credit From Banking Institutions
NOTE 9	-	CREDIT FROM BANKING INSTITUTIONS

A.	Composition:

	Interest rates as of	US dollars
	December 31,	December 31,
(in thousands)	2011	2011	2010
	%
Revolving credit – in NIS	4.75-5.25	347	52
Current maturities of long-term loans	-	43	46
		390	98

B.	Lines of credit

Unutilized short-term lines of credit of the Group as of December 31, 2011, aggregated to US$ 1.7 million.

C.	Liens – see Note 12B.